Related Party Transactions - Additional Information (Detail)				1 Months Ended						9 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($) $ / shares shares	Oct. 08, 2014 $ / shares shares	Nov. 25, 2013 Agreement $ / shares shares	Oct. 31, 2014 $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($)	Apr. 30, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 USD ($) $ / shares shares	Sep. 30, 2015 $ / shares shares	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares	Nov. 30, 2014 $ / shares
Related Party Transaction [Line Items]
Convertible debt, principal amount converted | $											$ 400,000	$ 400,000	$ 4,442,000
Warrants issued										17,441,966
Number of preferred units issued as consideration					4,000,000
Value of preferred units issued as consideration | $					$ 100,000
Preferred units issued as consideration, series D preferred shares					4,000,000
Preferred units issued as consideration, price per share | $ / shares					$ 0.025
Notes payable - related party, discount | $	$ 58,333											$ 58,333
label Number of Shares issued	0.0167									0.0167
Convertible Preferred Stock
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio				12,000
Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued				60,279	771
Series C Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted | $													$ 2,442,000
Convertible debt, conversion price | $ / shares													$ 0.0246
Common Stock Warrants
Related Party Transaction [Line Items]
Warrants issued				787
Preferred units issued as consideration, warrants price per share | $ / shares			$ 120.00
Warrant expiration period			7 years
Common Stock Warrants | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 525.00
Class A Warrant
Related Party Transaction [Line Items]
Warrants issued										1,532,598
Preferred units issued as consideration, warrants price per share | $ / shares	$ 295.20			1,920.00						$ 132.00		$ 295.20
Class A Warrant | IPO
Related Party Transaction [Line Items]
Warrants issued		19,167
Preferred units issued as consideration, warrants price per share | $ / shares		$ 7.00		$ 7.00
label Number of Shares issued		0.0167		0.0167
Class B Warrant
Related Party Transaction [Line Items]
Warrants issued										1,310,956
Preferred units issued as consideration, warrants price per share | $ / shares										$ 12.00				$ 12.00
Class B Warrant | IPO
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares				$ 525.00
label Number of Shares issued				0.0167
Sale Leaseback Obligations
Related Party Transaction [Line Items]
Number of sale-leaseback agreements guaranteed by related party | Agreement			2
Letter of credit | $													$ 3,000,000
Sale Leaseback Obligations | Letter of Credit
Related Party Transaction [Line Items]
Line of credit, amount drawn | $													$ 0
Second Financial Advisory Agency Agreement
Related Party Transaction [Line Items]
Financial advisory fees | $						$ 15,000	$ 15,000
Fee paid upon the filling of S-1 with SEC | $	$ 50,000											$ 50,000
Fee payment upon closure of initial public offering | $												100,000
Second Financial Advisory Agency Agreement | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio							12,000
Second Financial Advisory Agency Agreement | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued							600
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Number of preferred units issued as consideration							7,200,000
Second Financial Advisory Agency Agreement | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted							7,200,000
Second Financial Advisory Agency Agreement | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued							36,000
Preferred units issued as consideration, warrants price per share | $ / shares							$ 295.20
label Number of Shares issued							0.0167
Second Financial Advisory Agency Agreement | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued							36,000
Preferred units issued as consideration, warrants price per share | $ / shares							$ 12.00
Notes Payable To Related Party
Related Party Transaction [Line Items]
Interest rate on notes					20.00%
Maturity date of notes					Jul. 18, 2015
Note agreement amount | $					$ 500,000
Note maturity date description					The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount | $					$ 10,000
Prepaid interest | $					$ 25,000
Number of preferred units issued as consideration					4,000,000
Value of preferred units issued as consideration | $					$ 100,000
Preferred units issued as consideration, price per share | $ / shares					$ 0.025
Notes payable - related party, discount | $	$ 58,333											$ 58,333
Notes Payable To Related Party | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio												12,000
Notes Payable To Related Party | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued												334
Notes Payable To Related Party | Series D Convertible Preferred Stock | IPO
Related Party Transaction [Line Items]
Conversion of stock, shares converted												4,000,000
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued					20,000
Preferred units issued as consideration, warrants price per share | $ / shares					$ 295.20
Preferred units issued as consideration, warrants					20,000
label Number of Shares issued					0.0167
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued					20,000
Preferred units issued as consideration, warrants price per share | $ / shares					$ 12.00
Preferred units issued as consideration, warrants					20,000
label Number of Shares issued					0.0167
Convertible Notes Payable
Related Party Transaction [Line Items]
Notes qualified for equity financing | $												$ 5,000,000
Convertible Notes Payable | Series C Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price | $ / shares													$ 4.92
Convertible Notes Payable | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued					82,625
Preferred units issued as consideration, warrants price per share | $ / shares					$ 295.20
label Number of Shares issued					0.0167
Convertible Notes Payable | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued					82,625
Preferred units issued as consideration, warrants price per share | $ / shares					$ 12.00
label Number of Shares issued					0.0167
Convertible Promissory Notes
Related Party Transaction [Line Items]
Maturity date of notes									Feb. 26, 2015
Notes qualified for equity financing | $									$ 5,000,000
Convertible Promissory Notes | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio									12,000
Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued									690
Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price | $ / shares									$ 0.025
Shares issued upon conversion of debt									8,270,027
Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued									41,350
Preferred units issued as consideration, warrants price per share | $ / shares									$ 295.20
Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued									41,350
Preferred units issued as consideration, warrants price per share | $ / shares									$ 12.00
Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $									$ 6,751
SSA Ventures, LLC | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes | $													$ 571,000
SSA Ventures, LLC | Convertible Notes Payable | Accrued Interest | Series C Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted | $													21,901
SBS Charitable Remainder Trust | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes | $													2,000,000
SBS Charitable Remainder Trust | Convertible Notes Payable | Accrued Interest | Series C Convertible Preferred Stock | Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, amount converted | $													67,068
Bourne Spafford Charitable Trust | Convertible Notes Payable
Related Party Transaction [Line Items]
Proceeds from issuance of convertible promissory notes | $													200,000
Convertible debt, principal amount converted | $													$ 7,540
Interest rate on notes													8.00%
Ryan Ashton, Chief Executive Officer | Common Stock Warrants
Related Party Transaction [Line Items]
Warrants issued			834
Ryan Ashton, Chief Executive Officer | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes									8.00%
Warrants issued									25,000
Preferred units issued as consideration, warrants									200,000
David Spafford, a director | Common Stock Warrants
Related Party Transaction [Line Items]
Warrants issued			834
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes
Related Party Transaction [Line Items]
Interest rate on notes								8.00%
Warrants issued								12,500
Preferred units issued as consideration, warrants								100,000
Maturity date of notes								Mar. 10, 2015
Notes qualified for equity financing | $								$ 5,000,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | IPO
Related Party Transaction [Line Items]
Conversion of preferred stock to common stock, conversion ratio								12,000
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | IPO | Common Stock
Related Party Transaction [Line Items]
Conversion of stock, shares issued								344
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Convertible debt, conversion price | $ / shares								$ 0.025
Shares issued upon conversion of debt								4,124,493
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class A Warrant
Related Party Transaction [Line Items]
Warrants issued								20,622
Preferred units issued as consideration, warrants price per share | $ / shares								$ 295.20
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Class B Warrant
Related Party Transaction [Line Items]
Warrants issued								20,622
Preferred units issued as consideration, warrants price per share | $ / shares								$ 12.00
Spring Forth Investments and the Bourne Spafford Charitable Trust | Convertible Promissory Notes | Accrued Interest
Related Party Transaction [Line Items]
Convertible debt, amount converted | $								$ 3,112